NOTE 12 - INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Difference between income taxes at effective statutory rate and provision for income taxes

The items accounting for the difference between income taxes at the effective statutory rate and the provision for income taxes for the years ended December 31, 2018 and 2017 were as follows:

	Years Ended December 31,
	2018	2017
Income tax benefit at U.S. statutory rate of 21% in 2018 and 34% in 2017	$(331,986)	$(1,751,842)
State income taxes	(56,912)	(185,489)
Non-deductible expenses	110,165	551,235
Effect of change in federal statutory rate to 21%	—	490,618
Change in valuation allowance	278,733	895,478
Total provision for income tax	$—	$—

Net deferred tax assets

The Company’s approximate net deferred tax assets as of December 31, 2018 and 2017 were as follows:

	December 31,
	2018	2017
Deferred Tax Assets:
Net operating loss carryforward	$4,653,240	$4,357,876
Intangible assets	80,472	97,103
	4,733,712	4,454,979
Valuation allowance	(4,733,712)	(4,454,979)
Net deferred tax assets	$—	$—